SCHEDULE OF OPERATING LEASE MATURITIES (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
2023	$ 1,923	¥ 13,260
2024	874	6,031
2025	136	941
Total future lease payments	2,933	20,232
Imputed interest	420	2,895
Total lease liability balance | ¥		¥ 17,337
Total lease liability balance | $	$ 2,513